Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Tax Credit Carryforward [Line Items]
U.S.	$ 13,046	$ (41,924)	$ 10,693
Foreign	236,151	196,817	177,020
Income from continuing operations before income taxes	249,197	154,893	187,713
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S.	19,615	15,388	17,301
Foreign	37,731	38,069	24,224
State	7,587	3,914	4,490
Total current	64,933	57,371	46,015
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S.	(8,688)	(24,313)	(13,420)
Foreign	1,234	(7,336)	(2,592)
State	(2,831)	(2,663)	(439)
Total deferred	(10,285)	(34,312)	(16,451)
Loss carryforwards gross	282,000
Statutory U.S. federal income tax	87,219	54,213	65,700
State income tax, net of federal benefit	2,715	(62)	1,523
Foreign rate differential	(68,543)	(62,448)	(38,153)
Tax rate change	366	5,286	(2,162)
Valuation allowance	25,503	29,288	(1,429)
Change in reserves	28	(1,387)	586
Other	7,360	(1,831)	3,499
Provision for income taxes	$ 54,648	$ 23,059	$ 29,564
Effective Income Tax Rate, Continuing Operations	21.90%	14.90%	15.70%
Undistributed earnings of foreign subsidiaries	$ 636,300
Deferred tax assets:
Accruals and reserves	21,299	$ 22,209
Deferred revenue	1,654	773
Pension and postretirement benefits	12,708	9,254
Tax credits	9,787	14,211
Deferred stock-based compensation	52,052	49,453
Loss carryforwards	85,706	80,152
Other	10,657	4,933
Gross deferred tax assets	193,863	180,985
Valuation allowance	(66,232)	(46,664)
Realizable deferred tax assets	127,631	134,321
Deferred tax liabilities:
Fixed assets	(18,107)	(7,668)
Intangibles	(375,163)	(417,102)
Gross deferred tax liabilities	(393,270)	(424,770)
Net deferred tax liability	(265,639)	(290,449)
Associated with interest	600
Balance	2,200
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	800
Unrecognized Tax Benefits, Period Increase (Decrease)	$ 19,600
Open Tax Year	2010
Domestic Tax Authority [Member]
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Operating Loss Carryforwards	$ 42,500
Deferred tax liabilities:
Operating Loss Carryforwards, Expiration Dates	Nov. 30, 2018
Foreign Tax Authority [Member]
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Operating Loss Carryforwards	$ 239,500
Unrecognize tax benefit [Member]
Deferred tax liabilities:
Balance	1,658
Current year tax positions	206
Prior year tax positions	99
Associated with interest	0
Lapse of statute of limitations	(187)
Prior year tax positions	(117)
Balance	1,659	1,658
Interest and penalties [Member]
Deferred tax liabilities:
Balance	526
Current year tax positions	0
Prior year tax positions	0
Associated with interest	116
Lapse of statute of limitations	(89)
Prior year tax positions	0
Balance	553	$ 526
Foreign Tax Credit [Member]
Deferred tax liabilities:
Tax Credit Carryforward, Amount	$ 12,000
Foreign Tax Credit [Member] | Maximum [Member]
Deferred tax liabilities:
Tax Credit Carryforward, Expiration Dates	Nov. 30, 2023
Foreign Tax Credit [Member] | Minimum [Member]
Deferred tax liabilities:
Tax Credit Carryforward, Expiration Dates	Dec. 01, 2015